July 20, 2021
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Life Insurance Company
Registration of Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Insurance Policies
on Form N-6 offered through
Nationwide VLI Separate Account-7
Ladies and Gentlemen:
On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide VLI Separate Account-7 (the "Variable Account"), we are filing an original registration statement on Form N-6 under Securities Act of 1933 ("1933 Act") for the purpose of registering Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Insurance Policies (the "Contract") to be offered through the Variable Account.
This filing is being made electronically via EDGAR in accordance with Regulation S-T.
A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is attached as an exhibit to the registration statement. An original power of attorney is on file with Nationwide. Nationwide will maintain manually executed copies of the registration statement.
The attached registration statement closely follows pending registration statement #333-258035, filed July 20, 2021 Accession No. 0001193125-21-219284, and addresses Staff comments received, as applicable as of the date of this submission.
The following is a list of items included in registration statement #333-258035 that have been removed from the attached registration statement:
•	The Extended Death Benefit Guarantee Rider will not be offered. The rider description and related text and definitions have been deleted.
•	In addition, the following items have been revised:
•	The Conditional Reduction of the Cost of Insurance Rate feature included in registration statement #333-258035 is replaced with a Conditional Credit feature in the attached registration statement.
•	Policy Continuation Provision terminology has been revised as there is no Extended Death Benefit Guarantee Rider and to fit the contractual structure for this product.
•	Generally, the charges and/or charge structure are different primarily because #333-258035 is a "protection" type product, and the current submission is an "accumulation" type product. Revisions have been made in the Summary Fee Tables and footnotes, and the Standard Policy Charges section narrative.
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Please contact me direct at (614) 677-8212 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Stephen M. Jackson
Stephen M. Jackson
Senior Counsel
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies